Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 825,977
Fair value assets, ending balance	$ 783,777		783,777
Fair value liabilities, beginning balance			649,934
Fair value liabilities, ending balance	616,149		616,149
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3,910	$ 4,141	3,634	$ 2,447
Gains (losses) included in earnings	(159)	(119)	(380)	(225)
Gains (losses) included in OCI	39	(87)	56	1
Purchases (issuances)	216	101	767	1,719
Settlement (sales) and other	12	(56)	(270)	(245)
Transfers into Level 3	(170)	(22)	(199)	29
Transfers out of Level 3	89	37	329	269
Fair value assets, ending balance	3,937	3,995	3,937	3,995
Gains (losses) included in earnings for positions still held	(126)	(77)	(177)	(176)
Fair value liabilities, beginning balance	(633)	(250)	(383)	(241)
Gains (losses) included in earnings	(39)	1	(90)	(26)
Gains (losses) included in OCI		1	1	1
Purchases (issuances)	(60)	(80)	(417)	(157)
Settlement (sales) and other	38	13	76	19
Transfers into Level 3	(3)	(16)	(93)	(67)
Transfers out of Level 3	89	50	298	190
Fair value liabilities, ending balance	(608)	(281)	(608)	(281)
Gains (losses) included in earnings for positions still held	(23)	5	(44)	(8)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	650	613	644	576
Gains (losses) included in OCI	16	(12)	26	33
Purchases (issuances)		1	3	2
Settlement (sales) and other	(7)		(16)	(9)
Transfers into Level 3			2
Fair value assets, ending balance	659	602	659	602
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	30	27	29	28
Gains (losses) included in OCI	(1)	3		1
Purchases (issuances)				1
Fair value assets, ending balance	29	30	29	30
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	144	150	149	151
Gains (losses) included in OCI	6	(9)	10	(2)
Settlement (sales) and other	(4)		(13)	(8)
Fair value assets, ending balance	146	141	146	141
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	476	436	466	397
Gains (losses) included in OCI	11	(6)	16	34
Purchases (issuances)		1	3	1
Settlement (sales) and other	(3)		(3)	(1)
Transfers into Level 3			2
Fair value assets, ending balance	484	431	484	431
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(647)	(638)	(662)	(859)
Gains (losses) included in earnings	43	(14)	46	(10)
Gains (losses) included in OCI		1		6
Purchases (issuances)	(66)	1	(80)	(7)
Settlement (sales) and other	122	19	135	194
Transfers into Level 3	18	7	30	30
Transfers out of Level 3	(18)	(8)	(17)	14
Fair value assets, ending balance	(548)	(632)	(548)	(632)
Gains (losses) included in earnings for positions still held	43	(8)	55	(9)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(27)	(56)	(49)	(132)
Gains (losses) included in earnings	(9)	3	(10)	4
Gains (losses) included in OCI	1	(1)	6	10
Purchases (issuances)	(1)	(9)	14	(8)
Settlement (sales) and other		11	3	48
Transfers into Level 3			2
Transfers out of Level 3	(10)	6	(12)	32
Fair value assets, ending balance	(46)	(46)	(46)	(46)
Gains (losses) included in earnings for positions still held	(9)	2	(3)	(2)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(298)	(413)	(438)	(785)
Gains (losses) included in earnings	(24)	(43)	(139)	(6)
Gains (losses) included in OCI	(1)	11	5	21
Purchases (issuances)	(11)	(23)	(59)	(61)
Settlement (sales) and other	4	17	5	83
Transfers into Level 3	(198)	(37)	(284)	(96)
Transfers out of Level 3	132	47	514	403
Fair value assets, ending balance	(396)	(441)	(396)	(441)
Gains (losses) included in earnings for positions still held	(13)	(45)	1	(35)
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(6)	16	3	53
Purchases (issuances)			(1)
Settlement (sales) and other	16	(5)	8	(42)
Fair value assets, ending balance	10	11	10	11
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	9	13	11	15
Settlement (sales) and other	(1)	(2)	(3)	(4)
Fair value assets, ending balance	8	11	8	11
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,837	2,410	1,859	1,692
Gains (losses) included in earnings	(33)	(28)	(87)	(54)
Gains (losses) included in OCI	21	(58)	25	(35)
Purchases (issuances)	78	61	445	1,300
Settlement (sales) and other	(84)	(71)	(324)	(452)
Transfers into Level 3	9	2	50	30
Transfers out of Level 3	(14)	(5)	(154)	(170)
Fair value assets, ending balance	1,814	2,311	1,814	2,311
Gains (losses) included in earnings for positions still held	(30)	(13)	(81)
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,392	2,196	2,266	1,887
Gains (losses) included in earnings	(136)	(37)	(190)	(159)
Gains (losses) included in OCI	2	(28)	(6)	(34)
Purchases (issuances)	216	70	445	493
Settlement (sales) and other	(38)	(25)	(78)	(63)
Transfers into Level 3	1	6	1	65
Transfers out of Level 3	(1)	(3)	(2)	(10)
Fair value assets, ending balance	2,436	2,179	2,436	2,179
Gains (losses) included in earnings for positions still held	(117)	(13)	(149)	(130)
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance				4
Settlement (sales) and other				(4)
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance				2
Settlement (sales) and other				(2)
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		19		7
Purchases (issuances)				2
Settlement (sales) and other		(16)		(16)
Transfers into Level 3				17
Transfers out of Level 3		(3)		(10)
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,392	2,177	2,266	1,874
Gains (losses) included in earnings	(136)	(37)	(190)	(159)
Gains (losses) included in OCI	2	(28)	(6)	(34)
Purchases (issuances)	216	70	445	491
Settlement (sales) and other	(38)	(9)	(78)	(41)
Transfers into Level 3	1	6	1	48
Transfers out of Level 3	(1)		(2)
Fair value assets, ending balance	2,436	2,179	2,436	2,179
Gains (losses) included in earnings for positions still held	(117)	(13)	(149)	(130)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(633)	(250)	(383)	(241)
Gains (losses) included in earnings	(39)	1	(90)	(26)
Gains (losses) included in OCI		1	1	1
Purchases (issuances)	(60)	(80)	(417)	(157)
Settlement (sales) and other	38	13	76	19
Transfers into Level 3	(3)	(16)	(93)	(67)
Transfers out of Level 3	89	50	298	190
Fair value liabilities, ending balance	(608)	(281)	(608)	(281)
Gains (losses) included in earnings for positions still held	$ (23)	$ 5	$ (44)	$ (8)